Investments in unconsolidated affiliated companies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Results of Operations of unconsolidated affiliated companies:
Sales	$ 1,662	$ 1,336	$ 1,084
Cost of sales	1,292	1,048	872
Gross profit	370	288	212
Profit (loss)	(30)	(28)	28
Assets:
Current assets	716	683	715
Property, plant and equipment - net	653	710	529
Other assets	557	608	616
Assets	1,926	2,001	1,860
Liabilities:
Current liabilities	518	437	443
Long-term debt due after one year	867	900	708
Other liabilities	215	262	170
Liabilities	1,600	1,599	1,321
Equity	326	402	539
Caterpillar's investments in unconsolidated affiliated companies:
Investments in equity method companies	248	262	256
Plus: Investments in cost method companies	9	10	16
Total investments in unconsolidated affiliated companies	$ 257	$ 272	$ 272